Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Balance Sheet) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Accrued expenses	¥ 317,716	¥ 336,396
Noncontrolling interests	¥ 209,010	198,484
Restatement Adjustment
Condensed Balance Sheet Statements, Captions [Line Items]
Other assets		409,786
Accrued expenses		336,396
Retained earnings		3,455,083
Noncontrolling interests		198,484
Previously Reported
Condensed Balance Sheet Statements, Captions [Line Items]
Other assets		406,219
Accrued expenses		324,891
Retained earnings		3,462,182
Noncontrolling interests		¥ 199,323